Risk Management and Derivative Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Risk Management and Derivative Instruments
Risk Management and Derivative Instruments

5. Risk Management and Derivative Instruments

        The Company's production is exposed to fluctuations in crude oil, NGL and natural gas prices. The Company believes it is prudent to manage the variability in cash flows by entering into derivative financial instruments to economically hedge a portion of its crude oil, NGL and natural gas production. The Company utilizes various types of derivative financial instruments, including swaps and collars, to reduce fluctuations in cash flows resulting from changes in commodity prices. These derivative contracts are placed with major financial institutions that the Company believes are minimal credit risks. The oil, NGL and natural gas reference prices, upon which the commodity derivative contracts are based, reflect various market indices that management believes have a high degree of historical correlation with actual prices received by the Company for its crude oil, NGL and natural gas production.

        Inherent in the Company's portfolio of commodity derivative contracts are certain business risks, including market risk and credit risk. Market risk is the risk that the price of the commodity will change, either favorably or unfavorably, in response to changing market conditions. Credit risk is the risk of loss from nonperformance by the Company's counterparty to a contract. The Company does not require collateral from its counterparties but does attempt to minimize its credit risk associated with derivative instruments by entering into derivative instruments only with counterparties that are large financial institutions, which management believes present minimal credit risk. In addition, to mitigate its risk of loss due to default, the Company has entered into agreements with its counterparties on its derivative instruments that allow the Company to offset its asset position with its liability position in the event of default by the counterparty. Due to the netting arrangements, had the Company's counterparties failed to perform under existing commodity derivative contracts, the maximum loss at June 30, 2015 would have been approximately $35.9 million.

Commodity Derivative Contracts

        As of June 30, 2015, the Company had the following open commodity derivative contract positions:

	Hedged Volume	Weighted-Average Fixed Price
Oil (Bbls):
WTI Swaps—2015	2,208,000	$71.56
Natural Gas (MMBtu):
Swaps—2015(1)	9,200,000	$4.13
(1)
Includes 1,550,000 MMBtus in natural gas swaps that priced during the period, but had not cash settled as of June 30, 2015.

Balance Sheet Presentation

        The following table summarizes the gross fair values of derivative instruments by the appropriate balance sheet classification; however, the derivative instruments are subject to netting arrangements and qualify for net presentation in the Company's unaudited condensed consolidated balance sheets at June 30, 2015 and December 31, 2014, respectively (in thousands):

Type	Balance Sheet Location(1)	June 30, 2015	December 31, 2014
Oil Swaps	Derivative financial instruments—Current Assets	$27,708	$106,450
Oil Swaps	Derivative financial instruments—Current Liabilities	(2,869)	—
Gas Swaps	Derivative financial instruments—Current Assets	9,152	20,259

Total derivative fair value at period end		$33,991	$126,709

(1)
The fair values of commodity derivative instruments reported in the Company's condensed consolidated balance sheets are subject to netting arrangements and qualify for net presentation. The following table summarizes the location and fair value amounts of all derivative instruments in the unaudited condensed consolidated balance sheets, as well as the gross recognized derivative assets, liabilities and amounts offset in the unaudited condensed consolidated balance sheets at June 30, 2015 and December 31, 2014, respectively (in thousands):

		June 30, 2015
Not Designated as ASC 815 Hedges:	Balance Sheet Classification	Gross Recognized Assets/ Liabilities	Gross Amounts Offset	Net Recognized Fair Value Assets/ Liabilities
Derivative assets:
Commodity contracts	Derivative financial instruments—current	$36,860	$1,002	$35,858
Commodity contracts	Derivative financial instruments—noncurrent	—	—	—

		$36,860	$1,002	$35,858

Derivative liabilities:
Commodity contracts	Derivative financial instruments—current	$2,869	$1,002	$1,867
Commodity contracts	Derivative financial instruments—noncurrent	—	—	—

		$2,869	$1,002	$1,867

December 31, 2014
Not Designated as ASC 815 Hedges:	Balance Sheet Classification	Gross Recognized Assets/ Liabilities	Gross Amounts Offset		Net Recognized Fair Value Assets/ Liabilities
Derivative assets:
Commodity contracts	Derivative financial instruments—current	$126,709	$		$126,709
Commodity contracts	Derivative financial instruments—noncurrent	—		—	—

		$126,709		$—	$126,709

Derivative liabilities:
Commodity contracts	Derivative financial instruments—current	$—		$—	$—
Commodity contracts	Derivative financial instruments—noncurrent	—		—	—

		—		—	—

Gains (losses) on Commodity Derivative Contracts

        The Company does not designate its commodity derivative contracts as hedging instruments for financial reporting purposes. Accordingly, commodity derivative contracts are marked-to-market each quarter with the change in fair value during the periodic reporting period recognized currently as a gain or loss in "Gains (losses) on commodity derivative contracts—net" within revenues in the unaudited condensed consolidated statements of operations.

        The following table presents net cash received (paid) for commodity derivative contracts and unrealized net gains (losses) recorded by the Company related to the change in fair value of the derivative instruments in "Gains (losses) on commodity derivative contracts—net" for the periods presented:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2015	2014	2015	2014
	(in thousands)		(in thousands)
Net cash received (paid) for commodity derivative contracts	$42,189	$(17,138)	$94,797	$(31,948)
Unrealized net gains (losses)	(61,482)	(14,329)	(92,718)	(22,192)

Gains (losses) on commodity derivative contracts—net	$(19,293)	$(31,467)	$2,079	$(54,140)

5. Risk Management and Derivative Instruments

        The Company's production is exposed to fluctuations in crude oil, NGLs and natural gas prices. The Company believes it is prudent to manage the variability in cash flows by entering into derivative financial instruments to economically hedge a portion of its crude oil, NGLs and natural gas production. The Company utilizes various types of derivative financial instruments, including swaps and collars, to manage fluctuations in cash flows resulting from changes in commodity prices. These derivative contracts are placed with major financial institutions that the Company believes are minimal credit risks. The oil, NGLs and gas reference prices, upon which the commodity derivative contracts are based, reflect various market indices that management believes have a high degree of historical correlation with actual prices received by the Company for its oil, NGLs and natural gas production.

        Inherent in the Company's portfolio of commodity derivative contracts are certain business risks, including market risk and credit risk. Market risk is the risk that the price of the commodity will change, either favorably or unfavorably, in response to changing market conditions. Credit risk is the risk of loss from nonperformance by the Company's counterparty to a contract. The Company does not require collateral from its counterparties but does attempt to minimize its credit risk associated with derivative instruments by entering into derivative instruments only with counterparties that are large financial institutions, which management believes present minimal credit risk. In addition, to mitigate its risk of loss due to default, the Company has entered into agreements with its counterparties on its derivative instruments that allow the Company to offset its asset position with its liability position in the event of default by the counterparty. Due to the netting arrangements, had the Company's counterparties failed to perform under existing commodity derivative contracts, the maximum loss at December 31, 2014 would have been approximately $126.7 million.

Commodity Derivative Contracts

        As of December 31, 2014, the Company had the following open commodity positions:

	Hedged Volume	Weighted-Average Fixed Price
Oil (Bbls):
WTI Swaps—2015	3,276,000	$88.72
Natural Gas (MMBtu):
Swaps—2015(1)	20,050,000	$4.15
(1)
Includes 2,170,000 MMBtu in natural gas swaps that priced during the period, but had not cash settled as of December 31, 2014.

Balance Sheet Presentation

        The following table summarizes the gross fair value of derivative instruments by the appropriate balance sheet classification, even when the derivative instruments are subject to netting arrangements and qualify for net presentation in the Company's consolidated balance sheets at December, 2014 and 2013, respectively (in thousands):

Type	Balance Sheet Location(1)	December 31, 2014	December 31, 2013
Oil Swaps	Derivative financial instruments—Current Assets	$106,450	$—
Oil Swaps	Derivative financial instruments—Current Liabilities	—	(28,871)
Oil Swaps	Derivative financial instruments—Non-Current Liabilities	—	(3,338)
NGL Swaps	Derivative financial instruments—Current Assets	—	469
NGL Swaps	Derivative financial instruments—Current Liabilities	—	(74)
Gas Swaps	Derivative financial instruments—Current Assets	20,259	469
Gas Swaps	Derivative financial instruments—Non-Current Assets	—	19
Gas Swaps	Derivative financial instruments—Current Liabilities	—	(496)
Gas Swaps	Derivative financial instruments—Non-Current Liabilities	—	(313)
Oil Collars	Derivative financial instruments—Current Assets	—	64
Oil Collars	Derivative financial instruments—Current Liabilities	—	(272)
Gas Collars	Derivative financial instruments—Current Assets	—	751
Gas Collars	Derivative financial instruments—Current Liabilities	—	(26)
Basis Differential Swaps	Derivative financial instruments—Current Assets	—	806

Total derivative fair value at period end		$126,709	$(30,812)

(1)
The fair values of commodity derivative instruments reported in the Company's consolidated balance sheets are subject to netting arrangements and qualify for net presentation. The following table summarizes the location and fair value amounts of all derivative instruments in the consolidated balance sheets, as well as the gross recognized derivative assets, liabilities and amounts offset in the consolidated balance sheets at December 31, 2014 and 2013, respectively (in thousands):

December 31, 2014
Not Designated as ASC 815 Hedges:	Balance Sheet Classification	Gross Recognized Assets/Liabilities	Gross Amounts Offset	Net Recognized Fair Value Assets/Liabilities
Derivative assets:
Commodity contracts	Derivative financial instruments—current	$126,709	$—	$126,709
Commodity contracts	Derivative financial instruments—noncurrent	—	—	—

		$126,709	$—	$126,709

Derivative liabilities:
Commodity contracts	Derivative financial instruments—current	$—	$—	$—
Commodity contracts	Derivative financial instruments—noncurrent	—	—	—

		$—	$—	$—

Not Designated as ASC 815 Hedges:	Balance Sheet Classification	Gross Recognized Assets/Liabilities	Gross Amounts Offset	Net Recognized Fair Value Assets/Liabilities
Derivative assets:
Commodity contracts	Derivative financial instruments—current	$2,559	$1,859	$700
Commodity contracts	Derivative financial instruments—noncurrent	19	—	19

		$2,578	$1,859	$719

Derivative liabilities:
Commodity contracts	Derivative financial instruments—current	$29,739	$1,859	$27,880
Commodity contracts	Derivative financial instruments—noncurrent	3,651	—	3,651

		$33,390	$1,859	$31,531

Gains/Losses on Commodity Derivative Contracts

        The Company does not designate its commodity derivative contracts as hedging instruments for financial reporting purposes. Accordingly, commodity derivative contracts are marked-to-market each quarter with the change in fair value during the periodic reporting period recognized currently as a gain or loss in "Gains (losses) on commodity derivative contracts—net" within revenues in the consolidated statements of operations. Realized gains and losses represent the actual settlements under commodity derivative contracts that require making a payment to or receiving a payment from the counterparty, as well as any deferred premiums payable to the counterparty upon contract settlement. During the year ended December 31, 2012, the Company paid deferred premiums of $3.3 million related to put options covering a total of 549,000 barrels of crude oil, respectively. No such payments for deferred premiums were made during 2014 or 2013.

        The following table presents realized net losses and unrealized net gains (losses) recorded by the Company in "Gains (losses) on commodity derivative contracts—net" related to the change in fair value of the commodity derivative instruments for the periods presented:

	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Realized net losses	$(18,332)	$(17,585)	$(15,825)
Unrealized net gains (losses)	157,521	(26,699)	4,667

Gains (losses) on commodity derivative contracts—net	$139,189	$(44,284)	$(11,158)